Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 14,741	$ 17,522	$ 20,697
Interest expense		3,282	6,478	10,146
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		12,816	15,055	17,871
Interest expense		2,830	6,062	9,824
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		349	685	960
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,576	1,782	1,866
Interest expense		$ 452	$ 416	$ 322

[1]	Interest income included $13.2 billion for the year ended October 31, 2021 (2020: $15.7 billion; 2019: $18.8 billion) calculated based on the effective interest rate method.